Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Schedule of Estimated Fair Values Of the Assets Acquired and Liabilities Assumed
Total purchase price:
Ordinary shares issued to acquire all of the outstanding shares of Ku6 Holding	27,101,920
Ordinary shares issued to replace the options issued by Ku6 Holding	1,773,080
Share based compensation related to post combination portion	(1,284,766)
27,590,234

Schedule of Aggregate Purchase Price Allocation - Ku6 Holding
		Amortization period
Aggregate purchase price allocation –Ku6 Holding:
Cash and cash equivalents	329,743
Accounts receivable	3,264,513
Other current assets	811,845
Acquired intangible assets:
Trademark	24,901,940	20 years
Software technology	2,197,230	7 years
Customer base	1,464,820	5 years
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)
Total	27,590,234

Schedule of Pro Forma Consolidated Financial Information, Business Acquisition
Year ended December 31, 2010
(unaudited)
Net revenues	16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	(56,033,640)
Loss per ADS- basic and diluted:	(1.81)